SCHEDULE OF PREVIOUSLY ISSUED CONSOLIDATED FINANCIAL STATEMENTS (Details) - USD ($)	3 Months Ended				6 Months Ended		12 Months Ended
	Jun. 30, 2026	Mar. 31, 2026	Jun. 30, 2025	Mar. 31, 2025	Jun. 30, 2026	Jun. 30, 2025	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
Accrued and other liabilities	$ 786,931				$ 786,931		$ 701,844	$ 219,815
Total current liabilities	890,819				890,819		795,843	9,666,992
Total liabilities	920,567				920,567		855,406	9,681,266
Accumulated deficit							(27,338,110)
Total stockholders' equity	10,306,468	$ 10,482,380	$ 2,362,122	$ (2,408,902)	10,306,468	$ 2,362,122	10,317,180	(2,331,615)	$ (1,554,928)
Total liabilities and stockholders’ equity	11,227,035				11,227,035		11,172,586	7,349,651
General and administrative expenses	884,349		784,236		1,739,135	1,601,648	2,796,272	2,190,635
Total operating expenses	907,107		1,001,617		1,799,224	2,237,700	3,467,336	3,209,954
Loss from operations	(156,500)		(735,036)		(27,961)	(1,482,788)	(614,188)	(2,553,974)
Loss before income taxes	(177,385)		(227,162)		(29,685)	(300,016)	(24,921,713)	(769,136)
Net loss	(175,730)	$ 145,601	(228,913)	$ (77,177)	(30,129)	(306,090)	(24,926,364)	(776,960)
Total comprehensive loss	$ (175,912)		$ (228,976)		(30,798)	(306,263)	(24,926,364)	(776,687)
Accrued and other liabilities							482,029
Net cash used in operating activities					$ (1,479,664)	$ 675,160	(5,555,840)	$ 568,455
Previously Reported [Member]
Accrued and other liabilities							592,822
Total current liabilities							686,821
Total liabilities							746,384
Accumulated deficit							(27,229,088)
Total stockholders' equity							10,426,202
Total liabilities and stockholders’ equity							11,172,586
General and administrative expenses							2,687,250
Total operating expenses							3,358,314
Loss from operations							(505,166)
Loss before income taxes							(24,812,691)
Net loss							(24,817,342)
Total comprehensive loss							(24,817,342)
Accrued and other liabilities							373,007
Net cash used in operating activities							(5,555,840)
Revision of Prior Period, Reclassification, Adjustment [Member]
Accrued and other liabilities							109,022
Total current liabilities							109,022
Total liabilities							109,022
Accumulated deficit							(109,022)
Total stockholders' equity							(109,022)
Total liabilities and stockholders’ equity
General and administrative expenses							109,022
Total operating expenses							109,022
Loss from operations							(109,022)
Loss before income taxes							(109,022)
Net loss							(109,022)
Total comprehensive loss							(109,022)
Accrued and other liabilities							109,022
Net cash used in operating activities